Other (Expenses)/Income (Tables)	12 Months Ended
Sep. 30, 2023
Analysis of income and expense [abstract]
Schedule of Other (Expenses)/Income

Other (expenses)/income comprised the following for the years ended September 30, 2023 and 2022:

	For the Year Ended September 30,
(in USD)	2023	2022
Fair value movements	(46,477,209)	(62,687)
Foreign exchange movements	14,868	394,072
Expenses relating to the Business Combination (see Note 6)	(167,316,087)	—
Gain on early termination of leases	11,309	—
Profit on disposal of shares in associates	1,423	—
Sundry income	17,970	3,944
	(213,747,726)	335,329